Basis of preparation and significant accounting policies - Additional information (Detail) $ / shares in Units, $ in Thousands				3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 04, 2018	Jan. 01, 2018	Sep. 15, 2015 USD ($) $ / shares	Apr. 03, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 19, 2019 Exhange_Rate	Aug. 30, 2019 Exhange_Rate	Aug. 15, 2019 Exhange_Rate	Dec. 31, 2016	May 20, 2016 $ / shares	Jan. 01, 2016	Aug. 15, 2015	Nov. 30, 2013 $ / $ m³	Jul. 31, 2009
Basis of Preparation and Presentation [Line Items]
Percentage of profit allocated to legal reserve					5.00%			5.00%
Percentage of legal reserve to share capital					20.00%	20.00%		20.00%
Legal Reserve								$ 7,523
Percentage of withholding tax rate					7.00%	7.00%		35.00%
Percentage of withholding tax rate in subsequent years						13.00%
Prevailing Income tax rates in Argentina and Mexico		35.00%		30.00%	30.00%	30.00%	30.00%	35.00%
Royalties percentage						12.00%
Price per barrel	54.55				60.20		60.20	54.5				64.2
Proceeds from natural gas program bonds						$ 20,663
Nominal value of natural gas program bonds						12,406
Current value of natural gas program bonds						11,397
Minimum presumed income tax receivable						1,462
Amortization of natural gas program bonds						$ 8,257
Unconventional Hydrocarbons Exploitation Concession [Member]
Basis of Preparation and Presentation [Line Items]
Royalties percentage						12.00%
Argentina [Member]
Basis of Preparation and Presentation [Line Items]
Minimum presumed income tax rate						1.00%
Decree No. 704/16 [member]
Basis of Preparation and Presentation [Line Items]
Authorized face value of bonds | $ / shares													$ 6,211
Limit on transferability of bonds													3.00%
Decree No. 566/2019 [member]
Basis of Preparation and Presentation [Line Items]
Currency exchange rate | Exhange_Rate											45.19
Price per barrel											59.00
Decree No. 601/19 [member]
Basis of Preparation and Presentation [Line Items]
Currency exchange rate | Exhange_Rate										46.69
Price per barrel									59	59
Resolution No. 97/18 [member]
Basis of Preparation and Presentation [Line Items]
Gain (loss) recognized on present value of compensation receivable					$ 1,760
Compensation receivable					$ 15,948		$ 15,948
Resolution No. 97/18 [member] | PELSA [member]
Basis of Preparation and Presentation [Line Items]
Outstanding balance subject to settlement								$ 14,366
Estimated compensation receivable				$ 13,569
Resolution No. 97/18 [member] | APCO [Member]
Basis of Preparation and Presentation [Line Items]
Outstanding balance subject to settlement								$ 4,667
Estimated compensation receivable				$ 4,700
Resolution No. 60/13 [member]
Basis of Preparation and Presentation [Line Items]
Number of cubic meter per day | m³																3.5
Resolution No. 557/2019 [member] | Decree No. 601/19 [member]
Basis of Preparation and Presentation [Line Items]
Currency exchange rate | Exhange_Rate									49.30
Percent increase on prices of gasoline and diesel									400
Percentage increase over the current reference value									5.58%
BONAR 2024 Bonds [Member]
Basis of Preparation and Presentation [Line Items]
Nominal value of bond | $ / shares			$ 1
BONAR 2024 Bonds [Member] | PELSA [member]
Basis of Preparation and Presentation [Line Items]
Proceeds in kind			$ 8,081
BONAD 2018 Bonds [Member]
Basis of Preparation and Presentation [Line Items]
Face value of bond | $ / shares			$ 1
BONAD 2018 Bonds [Member] | PELSA [member]
Basis of Preparation and Presentation [Line Items]
Proceeds in kind			$ 2,020
International Price Agreement [Member] | Discount Rate One [Member]
Basis of Preparation and Presentation [Line Items]
Discount rate														2.00%
International Price Agreement [Member] | Discount Rate Two [Member]
Basis of Preparation and Presentation [Line Items]
Discount rate														4.00%
International Price Agreement [Member] | Discount Rate Three [Member]
Basis of Preparation and Presentation [Line Items]
Discount rate														6.00%
International Price Agreement [Member] | Discount Rate Four [Member]
Basis of Preparation and Presentation [Line Items]
Discount rate														8.00%
International Price Agreement [Member] | Discount Rate Five [Member]
Basis of Preparation and Presentation [Line Items]
Discount rate														10.00%
Bottom of range [member]
Basis of Preparation and Presentation [Line Items]
Percentage of profit allocated to legal reserve						5.00%	5.00%
Price per barrel					65.40	55.86	65.40
Contractual percentage						40.00%
Bottom of range [member] | Resolution No. 60/13 [member]
Basis of Preparation and Presentation [Line Items]
Price per MMBTU | $ / $																4
Top of range [member]
Basis of Preparation and Presentation [Line Items]
Contractual percentage						45.00%
Top of range [member] | Resolution No. 60/13 [member]
Basis of Preparation and Presentation [Line Items]
Price per MMBTU | $ / $																7.5
Medanito-25 de Mayo and Jagüel de los Machos [Member]
Basis of Preparation and Presentation [Line Items]
Direct participation in oil and gas properties operated	100.00%
Charco del Palenque And Jarilla Quemada [Member]
Basis of Preparation and Presentation [Line Items]
Royalties percentage															6.50%
Entre Lomas [Member]
Basis of Preparation and Presentation [Line Items]
Percentage on production, included in concession						3.00%
Entre Lomas and Bajada del Palo Oil And Gas Properties [Member]
Basis of Preparation and Presentation [Line Items]
Extraordinary canon percentage on production																	3.00%
Entre Lomas Bajada del Palo [Member]
Basis of Preparation and Presentation [Line Items]
Extraordinary canon percentage on production						3.00%
Agua Amarga [Member]
Basis of Preparation and Presentation [Line Items]
Extraordinary canon percentage on production						6.50%
PELSA [member]
Basis of Preparation and Presentation [Line Items]
Ownership interest percentage	99.68%
Direct participation in oil and gas properties operated	3.85%
APCO [Member]
Basis of Preparation and Presentation [Line Items]
Ownership interest percentage	100.00%